Vanguard Advice Select Global Value Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Admiral Prospectus [Member] | Vanguard Advice Select Global Value Fund | Admiral Shares
Prospectus [Line Items]
Annual Return [Percent]	24.85%	8.91%	13.64%	(5.95%)